TAXATION (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Dec. 22, 2017	Apr. 30, 2009	Apr. 14, 2008	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2012	Dec. 31, 2014
Income Tax [Line Items]
Unrecognized Tax benefits					$ 79,436	$ 78,933	$ 70,296		$ 50,983
Transitional enterprise income tax rate					25.00%
Unrecognized tax benefit that would impact the effective tax rate					$ 77,561	67,346
Income tax expenses for interest and penalties					9,593	15,270	$ 15,020
Accrued Interest and penalties related to unrecognized tax benefits					67,355	54,510
Net Operating loss carry forwards					4,100
Deferred Tax Liabilities					28,716	28,716
Deferred Tax Liabilities					33,246	29,297
Temporary differences related to withholding taxes on undistributed earnings of subsidiaries					338,695
Temporary differences related to investment in subsidiaries					$ 61,961	57,413
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	35.00%				35.00%
Deferred Tax Assets, At Federal Statutory Income Tax Rate					$ 13,834
Scenario, Plan [Member]
Income Tax [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%			21.00%
Accrued Expenses And Other Liabilities [Member]
Income Tax [Line Items]
Unrecognized Tax benefits					144,915	121,856
PRC Domestic Entities and the PRC Domestic Entities' subsidiaries [Member]
Income Tax [Line Items]
Temporary differences related to withholding taxes on undistributed earnings of subsidiaries						309,641
Temporary differences related to investment in subsidiaries					$ 33,869	$ 30,964
Hong Kong [Member]
Income Tax [Line Items]
Preferential tax rate					16.50%
Tax years open to examination					tax years 2012 through 2017
CHINA
Income Tax [Line Items]
Tax years open to examination					tax years 2012 through 2017
United States [Member]
Income Tax [Line Items]
Tax years open to examination					tax years 2015 through 2017
SINGAPORE
Income Tax [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent					8.50%
Latest Tax Year [Member]
Income Tax [Line Items]
Operating loss carry forwards expiration date					2022
Earliest Tax Year [Member]
Income Tax [Line Items]
Operating loss carry forwards expiration date					2018
Maximum [Member] | Hong Kong [Member]
Income Tax [Line Items]
Examination period of the company's tax filings					6 years
Maximum [Member] | CHINA
Income Tax [Line Items]
Examination period of the company's tax filings					5 years
Maximum [Member] | United States [Member]
Income Tax [Line Items]
Examination period of the company's tax filings					3 years
Enterprise Income Tax Law [Member]
Income Tax [Line Items]
Transitional enterprise income tax rate					25.00%
Statutory Tax Rate			15.00%
Reduced enterprise income tax rate		15.00%
SouFun Media ,Beijing Zhongzhi, SouFun Network, Beijing Technology and Beijing JTX Technology [Member]
Income Tax [Line Items]
Preferential tax rate					15.00%	15.00%		15.00%
Xinjiang Zhongzhi [Member]
Income Tax [Line Items]
Reduced enterprise income tax rate					0.00%